PowerShares S&P 500 High Quality Portfolio | PowerShares S&P 500 High Quality Portfolio
PowerShares S&P 500 High Quality Portfolio

SUPPLEMENT DATED JANUARY 14, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares Morningstar StockInvestor Core Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Effective immediately, the following changes are made to the prospectus:

•  The following replaces the table and footnotes included under the section titled "Summary Information—Fund Fees and Expenses" on page 46 of the prospectus for the PowerShares S&P 500® High Quality Portfolio:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares S&P 500 High Quality Portfolio
Management Fees	[1]	0.29%
Other Expenses		0.20%
Total Annual Fund Operating Expenses	[1]	0.49%
Fee Waivers and Expense Assumption	[2]	0.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.29%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has reduced contractually the Fund's management fee from 0.50% to 0.29%. Management fees and Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.29% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

•  The following replaces the section titled "Summary Information—Example" on page 46 of the prospectus for the PowerShares S&P 500® High Quality Portfolio:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
PowerShares S&P 500 High Quality Portfolio	30	137	254	597